Schedule of Financial Liabilities Contractual Terms, by Undiscounted Amounts (Details) - ILS (₪) ₪ in Thousands		Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Credit from banking corporations	[1]	₪ 180,769	₪ 170,396
Trade payables and other payables		114,560	128,952
Lease liability	[2]	27,990	25,281
Total Financial Liabilities Undiscounted Amount		323,319	324,629
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Credit from banking corporations	[1]	69,435	88,194
Trade payables and other payables		114,559	128,952
Lease liability	[2]	4,789	4,640
Total Financial Liabilities Undiscounted Amount		188,783	221,786
Later than one year [member]
IfrsStatementLineItems [Line Items]
Credit from banking corporations	[1]	111,334	82,202
Trade payables and other payables
Lease liability	[2]	23,201	20,641
Total Financial Liabilities Undiscounted Amount		₪ 134,535	₪ 102,843

[1]	The Company is in compliance with the required financial covenants. Therefore, the liabilities are presented under non-current liabilities.
[2]	The Company has lease agreements for the Company’s offices in Herzliya and for the pharmacies located throughout Israel.